Note 16 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Interest expense	$ 27,685	$ 23,301
Swap effect	6,459	11,489
Amortization and write-off of financing costs	1,068	885
Bank charges and other financing costs	126	1,001
Total	$ 35,338	$ 36,676